Information by segment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Information by segment
5	Information by segment

Operating segments are to be identified on the basis of internal reports about components of the Group that are regularly reviewed by the chief operating decision maker in order to allocate resources to the segments and to assess their performance. The Board of Directors monitors the operating results of its business units separately for the purpose of making decisions about performance assessments.

There are two segments: the first, Big4, comprises France, Germany, The Netherlands and the United Kingdom; the second, Rest of Europe, comprises Austria, Belgium, Denmark, Ireland, Spain, Sweden and Switzerland. Shared expenses, such as corporate management, general and administrative expenses, expenses relating to loans and borrowings, and income tax assets and liabilities, are stated in Corporate and other.

The evaluation of the performance of the operating segments is primarily based on the measures of revenue and Adjusted EBITDA. Other information, except as noted below, provided to the Board of Directors is measured in a manner consistent with that in the financial statements.

The geographic information analyzes the Group’s revenues and non-current assets by country of domicile and other individually material countries. In presenting the geographic information, both revenue and assets excluding deferred tax assets and financial instruments are based on geographic location.

	Revenues			Non-current assets excluding deferred tax assets and financial instruments
	(€’000)			(€’000)
	2018	2017	2016	2018	2017	2016
France	100,391	86,180	68,816	349,312	261,558	223,917
Germany	138,016	106,069	84,449	442,681	374,893	281,935
The Netherlands	84,019	80,411	70,678	475,757	373,390	286,604
United Kingdom	47,882	45,977	45,831	103,893	87,955	81,156
Other countries	191,444	170,665	152,014	462,168	350,624	316,644
Total	561,752	489,302	421,788	1,833,783	1,448,420	1,190,256

Information by segment, 2018

	Big4	Rest of Europe	Subtotal	Corporate and other	Total
	(€’000)
Recurring revenue	352,692	180,391	533,083	—	533,083
Non-recurring revenue	17,616	11,053	28,669	—	28,669
Total revenue	370,308	191,444	561,752	—	561,752
Cost of sales	(141,312)	(63,464)	(204,776)	(14,686)	(219,462)
Gross profit/(loss)	228,996	127,980	356,976	(14,686)	342,290
Other income	86	—	86	—	86
Sales and marketing costs	(10,562)	(6,380)	(16,942)	(19,552)	(36,494)
General and administrative costs	(100,660)	(44,543)	(145,203)	(49,443)	(194,646)
Operating income	117,860	77,057	194,917	(83,681)	111,236
Net finance expense					(61,784)
Profit before taxation					49,452
Total assets	1,508,967	520,834	2,029,801	232,753	2,262,554
Total liabilities	311,140	111,762	422,902	1,206,232	1,629,134
Capital expenditures, including intangible assets*	(318,595)	(113,775)	(432,370)	(18,809)	(451,179)
Depreciation and amortization	84,943	33,964	118,907	10,047	128,954
Adjusted EBITDA(1)	203,796	113,653	317,449	(59,651)	257,798

Information by segment, 2017

	Big4	Rest of Europe	Subtotal	Corporate and other	Total
	(€’000)
Recurring revenue	302,346	160,170	462,516	—	462,516
Non-recurring revenue	16,291	10,495	26,786	—	26,786
Total revenue	318,637	170,665	489,302	—	489,302
Cost of sales	(119,931)	(57,810)	(177,741)	(12,730)	(190,471)
Gross profit/(loss)	198,706	112,855	311,561	(12,730)	298,831
Other income	97	—	97	—	97
Sales and marketing costs	(9,780)	(5,891)	(15,671)	(17,794)	(33,465)
General and administrative costs	(87,903)	(37,045)	(124,948)	(42,242)	(167,190)
Operating income	101,120	69,919	171,039	(72,766)	98,273
Net finance expense					(44,367)
Profit before taxation					53,906
Total assets	1,229,960	393,644	1,623,604	78,467	1,702,071
Total liabilities(i)	274,076	78,247	352,323	760,087	1,112,410
Capital expenditures, including intangible assets*	(174,818)	(69,832)	(244,650)	(11,365)	(256,015)
Depreciation and amortization	72,721	29,365	102,086	6,166	108,252
Adjusted EBITDA(1)	174,818	99,665	274,483	(53,522)	220,961

Information by segment, 2016

	Big4	Rest of Europe	Subtotal	Corporate and other	Total
	(€’000)
Recurring revenue	256,004	143,954	399,958	—	399,958
Non-recurring revenue	13,770	8,060	21,830	—	21,830
Total revenue	269,774	152,014	421,788	—	421,788
Cost of sales	(100,921)	(51,769)	(152,690)	(9,878)	(162,568)
Gross profit/(loss)	168,853	100,245	269,098	(9,878)	259,220
Other income	333	—	333	—	333
Sales and marketing costs	(8,390)	(5,209)	(13,599)	(16,342)	(29,941)
General and administrative costs	(73,238)	(32,632)	(105,870)	(32,687)	(138,557)
Operating income	87,558	62,404	149,962	(58,907)	91,055
Net finance expense					(36,269)
Profit before taxation					54,786
Total assets	990,406	363,444	1,353,850	128,815	1,482,665
Total liabilities(i)	208,871	74,355	283,226	657,953	941,179
Capital expenditures, including intangible assets*	(170,707)	(69,650)	(240,357)	(10,521)	(250,878)
Depreciation and amortization	60,128	25,371	85,499	4,336	89,835
Adjusted EBITDA(1)	148,191	88,195	236,386	(45,510)	190,876

Note:— * Capital expenditure, including intangible assets, represent payments to acquire property, plant and equipment and intangible assets, as recorded in the consolidated statement of cash flows as “Purchase of property, plant and equipment” and “Purchase of intangible assets” respectively.

(i)

Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.

Reconciliation to Adjusted EBITDA

Consolidated

	2018	2017	2016
	(€’000)
Net income	31,118	39,067	38,336
Income tax expense	18,334	14,839	16,450
Profit before taxation	49,452	53,906	54,786
Finance income	(4,094)	(1,411)	(1,206)
Finance expense	65,878	45,778	37,475
Operating income	111,236	98,273	91,055
Depreciation and amortization	128,954	108,252	89,835
Share-based payments	12,704	9,929	7,890
M&A transaction costs(2)	3,235	4,604	2,429
Re-assessment of indirect taxes(3)	1,755	—	—
Income from sub-leases on unused data center sites(4)	(86)	(97)	(95)
Increase/(decrease) in provision for site restoration(5)	—	—	(238)
Adjusted EBITDA(1)	257,798	220,961	190,876

France, Germany, The Netherlands and the United Kingdom

	2018	2017	2016
	(€’000)
Operating income	117,860	101,120	87,558
Depreciation and amortization	84,943	72,721	60,128
Share-based payments	1,079	1,074	838
Income from sub-leases on unused data center sites(4)	(86)	(97)	(95)
Increase/(decrease) in provision for site restoration(5)	—	—	(238)
Adjusted EBITDA(1)	203,796	174,818	148,191

Rest of Europe

	2018	2017	2016
	(€’000)
Operating income	77,057	69,919	62,404
Depreciation and amortization	33,964	29,365	25,371
Re-assessment of indirect taxes(3)	1,755	—	—
Share-based payments	877	381	420
Adjusted EBITDA(1)	113,653	99,665	88,195

Corporate and other

	2018	2017	2016
	(€’000)
Operating income	(83,681)	(72,766)	(58,907)
Depreciation and amortization	10,047	6,166	4,336
Share-based payments	10,748	8,474	6,632
M&A transaction costs(2)	3,235	4,604	2,429
Adjusted EBITDA(1)	(59,651)	(53,522)	(45,510)

Notes:

1)

“Adjusted EBITDA” is a non-IFRS financial measure within the meaning of the rules of the SEC. See “Non-IFRS Financial Measures” for more information on this measure, including why we believe that this supplemental measure is useful, and the limitations on the use of this supplemental measure.

2)

“M&A transaction costs” are costs associated with the evaluation, diligence and conclusion or termination of merger or acquisition activity. These costs are included in “General and administrative costs”.

3)	This re-assessment relates to years prior to 2018 and is therefore not representative of our current ongoing business.
4)	“Income from sub-leases of unused data center sites” represents the income on sub-lease of portions of unused data center sites to third parties. This income is treated as “Other income”.
5)	“Increase/(decrease) in provision for site restoration” represents income or expense related to the termination of data center sites. This item is treated as “Other income”.